OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
OPERATING SEGMENTS

18.  OPERATING SEGMENTS

GFL’s main lines of business are the transporting, managing, and recycling of solid and liquid waste and soil remediation services. GFL is divided into operating segments corresponding to the following lines of business: Solid Waste, which includes hauling, landfill, transfer and MRFs and Environmental Services, which includes liquid waste and soil remediation. Inter-segment transfers are made at market prices.

The operating segments are presented in accordance with the same criteria used for the internal report prepared for the chief operating decision-maker (“CODM”) who is responsible for allocating the resources and assessing the performance of the operating segments. The CODM assesses the performance of the segments on several factors, including gross revenue, intercompany revenue, revenue and adjusted EBITDA. GFL’s CODM is the Chief Executive Officer.

The Solid Waste segment follows a national internal reporting structure, and each country is considered a separate operating segment by the CODM.

The following tables present GFL’s revenue and Adjusted EBITDA by operating segment for the periods indicated. Gross revenue is calculated based on revenue before intercompany revenue eliminations.

	Year ended December 31, 2022
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Solid Waste
Canada	$1,926.5	$(248.3)	$1,678.2	$451.5
USA	4,294.7	(460.5)	3,834.2	1,149.5
Solid Waste	6,221.2	(708.8)	5,512.4	1,601.0
Environmental Services(2)	1,343.2	(94.3)	1,248.9	307.4
Corporate	—	—	—	(187.6)
	$7,564.4	$(803.1)	$6,761.3	$1,720.8

	Year ended December 31, 2021(1)
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Solid Waste
Canada	$1,610.5	$(199.6)	$1,410.9	$411.5
USA	3,387.6	(394.9)	2,992.7	948.6
Solid Waste	4,998.1	(594.5)	4,403.6	1,360.1
Environmental Services(2)	813.3	(80.3)	733.0	186.9
Corporate	—	—	—	(136.1)
	$5,811.4	$(674.8)	$5,136.6	$1,410.9

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.
(2)	Environmental Services segment is the combination of the Liquid Waste segment and the soil remediation division, previously included in GFL's Infrastructure and Soil Remediation segment.

The following table presents GFL’s reconciliation of Adjusted EBITDA to net loss for the periods indicated, excluding the results of GFL Infrastructure which has been classified as discontinued operations:

	December 31, 2022	December 31, 2021(1)
Adjusted EBITDA	$1,720.8	$1,410.9
Less:
Depreciation and amortization	1,003.9	911.9
Amortization of intangible assets	515.6	457.6
Interest and other finance costs	489.3	432.5
Income tax recovery	(176.1)	(109.2)
Loss on foreign exchange	217.7	16.2
Loss on sale of property and equipment	4.7	2.2
Mark-to-market (gain) loss on Purchase Contracts	(266.8)	349.6
Share of net income of investments accounted for using the equity method	(20.7)	—
Share-based payments	53.3	41.1
Gain on divestiture	(4.9)	(153.3)
Transaction costs	55.0	64.2
Acquisition, rebranding and other integration costs	25.8	25.1
Impairment and other	7.2	—
Net loss from continuing operations	$(183.2)	$(627.0)

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.

Geographical information

Revenue from external customers and non-current assets can be analyzed according to the following geographic areas:

	Revenue		Non-current assets
	December 31, 2022	December 31, 2021(1)	December 31, 2022	December 31, 2021(2)
Canada	$2,676.9	$1,961.8	$6,236.8	$6,168.2
USA	4,084.4	3,174.8	12,147.7	10,732.6
	$6,761.3	$5,136.6	$18,384.5	$16,900.8

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.
(2)	Comparative figures have been re-presented, refer to Note 2 and Note 11.

Goodwill and indefinite life intangible assets by operating segment

The carrying amount of goodwill and indefinite life intangible assets allocated to the operating segments is as follows:

	December 31, 2022	December 31, 2021(1)
Solid Waste
Canada	$2,079.6	$1,934.7
USA	6,046.2	5,328.8
Environmental Services(2)	896.3	872.2
	$9,022.1	$8,135.7
GFL Infrastructure	—	177.3
	$9,022.1	$8,313.0

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.
(2)	Environmental Services segment is the combination of the Liquid Waste segment and the soil remediation division, previously included in GFL’s Infrastructure and Soil Remediation segment.